Commitments (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Sugarcane Agricultural Partnership Agreement (IV) [Member] | ETH Bioenergia [Member]
TypeOfAgreementLineItems [Line Items]
Finance lease (sugarcane crop)	R$ 18,539	R$ 20,795